Due to Shareholders of Acquired Companies	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Due to Shareholders of Acquired Companies
Acquisitions

Included in the discussion below are acquisitions of entities in Continuing Operations and Discontinued Operations.

2017 Acquisitions

During the year ended December 31, 2017, Laureate consummated the business acquisition outlined below, which is included in our Consolidated Financial Statements commencing from the date of acquisition.

Australia

In June 2017, our Rest of World segment acquired the assets and business of the nursing division of Careers Australia (CA Nursing), a vocational institution in Australia, for a cash purchase price of Australian Dollar (AUD) 1,107 (US $835 at the date of acquisition) plus debt assumed of AUD 9,850 (US $7,433 at the acquisition date). We accounted for this acquisition as a business combination. For this acquisition, Revenues, Operating income and Net income (loss) attributable to Laureate Education, Inc. were immaterial for the year ended December 31, 2017.

The following table summarizes the estimated fair value of all assets acquired and the liabilities assumed at the date of acquisition:

CA Nursing Australia
Current assets	$2,552
Property and equipment	9,581
Goodwill	3,584
Other intangible assets	3,293
Total assets acquired	19,010
Current portion of long-term debt	166
Other current liabilities	8,997
Long-term debt, less current portion	7,267
Other long-term liabilities	1,745
Total liabilities	18,175
Net assets acquired attributable to Laureate Education, Inc.	835
Debt assumed	7,433
Net assets acquired attributable to Laureate Education, Inc. plus debt assumed	$8,268

Net assets acquired	$835
Net cash paid at acquisition	$835

2017 Summary

The amounts recorded for the 2017 acquisition are considered final. None of the goodwill related to the 2017 acquisition is expected to be deductible for income tax purposes. Pro forma results of operations for the acquisition completed during 2017 have not been presented because the effects of that acquisition were not material to the Company’s financial results.

2016 Transactions

University of St. Augustine for Health Sciences, LLC (St. Augustine)

On March 24, 2016, the noncontrolling interest holders of St. Augustine notified Laureate of their election to exercise their put option, which required Laureate to purchase the remaining noncontrolling interest of 20%. Accordingly, this noncontrolling interest became a mandatorily redeemable financial instrument on the put option exercise date and was recognized as a liability at its estimated redemption value in accordance with ASC 480, "Distinguishing Liabilities from Equity." Under the terms of the agreement, the put option purchase price is based on 7.0 times Adjusted EBITDA of St. Augustine, as defined in the agreement, for the twelve months ended as of the last day of the fiscal quarter most recently ended prior to the date on which notice of exercise is given multiplied by the percentage interest being acquired. In June 2016, we acquired the remaining 20% noncontrolling interest in St. Augustine for a purchase price of $24,997. This payment was included in Payments to purchase noncontrolling interests in the Consolidated Statement of Cash Flows.

Uni IBMR

In 2015, we entered into a commitment to purchase the remaining 10% minority interest in Uni IBMR for a purchase price of BRL 2,500. The agreement closed on March 10, 2016 and we paid BRL 2,500 (US $668 at the payment date), which was included in Payments to purchase noncontrolling interests in the Consolidated Statement of Cash Flows. Additional purchase price could be paid post closing if certain contingent sale conditions are met.

2015 Acquisitions

During the year ended December 31, 2015, Laureate consummated the business acquisitions outlined below, which are included in our Consolidated Financial Statements commencing from the dates of acquisition.

Australia
In July 2015, our Rest of World segment acquired the assets and the business of Chifley Business School (CBS) in Australia for a cash purchase price of AUD 600 (US $464 at the acquisition date), plus debt assumed of AUD 1,000 (US $772 at the acquisition date). We accounted for this as a business combination. Payment of the debt was made in two installments of AUD 500 (US $386 at the acquisition date), in January 2016 and January 2017. For this acquisition, Revenues, Operating income and Net income attributable to Laureate Education, Inc. were immaterial for the year ended December 31, 2015.
Portugal

On March 27, 2015, we acquired a group of higher education institutions and other entities in Portugal that we collectively referred to as IADE Group. The total purchase price of IADE Group was $10,403, which included an initial cash payment of $6,476, a seller note of $3,238 and a deferred payment of $689 related to a working capital settlement. The purchase of IADE Group allowed Laureate to expand its existing presence in Portugal. The goodwill recorded for IADE Group was related to the incremental value this acquisition brings to the Laureate International Universities network and Laureate's existing operations in Portugal by expanding our presence and adding synergies to Laureate's operations. For this acquisition, Revenues of $8,194, Operating income of $971 and Net income of $806 are included Income from discontinued operations in the Consolidated Statement of Operations for the year ended December 31, 2015.

The Consolidated Financial Statements include the operating results of IADE Group and CBS from the dates of acquisition. The following table summarizes the estimated fair values of all assets acquired and liabilities assumed at the dates of acquisition:

	IADE Group Portugal	CBS Australia	Total
Current assets	$1,476	$4	$1,480
Property and equipment	335	33	368
Goodwill	5,980	989	6,969
Tradenames	6,071	342	6,413
Other intangible assets	1,616	—	1,616
Long-term indemnification assets	2,084	—	2,084
Other long-term assets	518	—	518
Total assets acquired	18,080	1,368	19,448
Current portion of long-term debt	—	386	386
Other current liabilities	3,124	132	3,256
Long-term debt, less current portion	—	386	386
Other long-term liabilities	4,553	—	4,553
Total liabilities	7,677	904	8,581
Net assets acquired attributable to Laureate Education, Inc.	10,403	464	10,867
Debt assumed	—	772	772
Net assets acquired attributable to Laureate Education, Inc. plus debt assumed	$10,403	$1,236	$11,639

Net assets acquired	$10,403	$464	$10,867
Cash acquired	(235)	—	(235)
Seller notes and deferred payments	(3,927)	—	(3,927)
Net cash paid at acquisition	$6,241	$464	$6,705

2015 Summary

For all of the 2015 acquisitions, the allocations of purchase price consideration are no longer subject to revision, as the measurement period has closed. No material adjustments were made during 2016 to complete the allocations of purchase price consideration. None of the goodwill related to the 2015 acquisitions is expected to be deductible for income tax purposes. As part of the purchase price allocations for the 2015 acquisitions, Laureate recorded liabilities for taxes other-than-income tax related contingencies of $571 and labor contingencies of $1,466. In addition, we recorded total long-term indemnification assets of $2,084. Pro forma results of operations for the acquisitions completed during 2015 have not been presented because the effects of those acquisitions were not material to the Company’s financial results.

Other 2015 Transactions

India

In April 2015, the Company acquired the remaining 5% noncontrolling interest in M-Power for a purchase price of $2,852. This payment was included in Payments to purchase noncontrolling interests in the Consolidated Statement of Cash Flows.

Malaysia

During the year ended December 31, 2015, we acquired an additional 2.7% noncontrolling interest in INTI Malaysia for $2,499. This payment was included in Payments to purchase noncontrolling interests in the Consolidated Statement of Cash Flows. This transaction increased Laureate's ownership interest in INTI to approximately 90%.
Due to Shareholders of Acquired Companies

The amounts due to shareholders of acquired companies generally arise in connection with Laureate’s acquisition of a majority or all of the ownership interest of these companies. Promissory notes payable to the sellers of acquired companies, referred to as “seller notes,” are commonly used as a means of payment for business acquisitions. Seller note payments are classified as Payments of deferred purchase price for acquisitions within financing activities in our Consolidated Statements of Cash Flows. The amounts due to shareholders of acquired companies, currencies, and interest rates applied were as follows:

	December 31, 2017	December 31, 2016	Nominal Currency	Interest Rate %
Universidade Anhembi Morumbi (UAM Brazil)	$45,206	$52,043	BRL	CDI + 2%
University of St. Augustine for Health Sciences, LLC (St. Augustine)	11,550	11,550	USD	7%
Monash South Africa (MSA)	9,571	8,318	AUD	n/a
Faculdade Porto-Alegrense (FAPA)	3,084	2,973	BRL	IGP-M
IADE Group	2,374	2,755	EUR	3%
Faculdades Metropolitanas Unidas Educacionais (FMU)	—	100,382	BRL	CDI
Total due to shareholders of acquired companies	71,785	178,021
Less: Current portion of due to shareholders of acquired companies	34,745	111,681
Due to shareholders of acquired companies, less current portion	$37,040	$66,340

AUD: Australian Dollar	CDI: Certificados de Depósitos Interbancários (Brazil)
BRL: Brazilian Real	IGP-M: General Index of Market Prices (Brazil)
EUR: European Euro
USD: United States Dollar

The aggregate maturities of Due to shareholders of acquired companies as of December 31, 2017, were as follows:

2018	$35,257
2019	14,081
2020	12,939
2021	11,752
2022	—
Aggregate maturities	74,029
Less: imputed interest discount	(2,244)
Total	$71,785

UAM Brazil

A portion of the acquisition was financed with a seller note in the amount of BRL 200,808 (US $60,479 at December 31, 2017), which is scheduled to be paid in nine equal installments of BRL 22,312 (US $6,720 at December 31, 2017), adjusted for inflation based on CDI plus 200 basis points. The initial five installments were paid during the years ended December 31, 2013 through 2017. The remaining four installments are due annually on August 31st of each year. The eighth and ninth installments are subject to acceleration and will be paid on August 31, 2019, along with the seventh installment, if a certain financial performance target is achieved in 2018, as described in the purchase agreement. On the closing date we recorded the note payable at its discounted present value, which will be accreted over the term of the note. As of December 31, 2017, the carrying value of the note was $45,206.

St. Augustine

On November 21, 2013, Laureate initially acquired 80% of the ownership and voting rights of St. Augustine. A portion of the purchase price was financed with a five-year seller note in the amount of $14,000. The promissory note incurs interest at an annual rate of 7%, which is payable quarterly beginning on January 1, 2014, and the entire principal balance is payable on November 21, 2018. During 2015 this note payable and a receivable from the former owner were reduced by $2,450 following the resolution of certain pre-acquisition matters, leaving a remaining principal balance of $11,550. In 2016, Laureate acquired the remaining 20% noncontrolling interest in St. Augustine, as discussed in Note 4, Acquisitions. Although St. Augustine is included in Discontinued Operations, this promissory note is the legal obligation of a corporate entity, and therefore is included in Continuing Operations.

FMU

At the acquisition date of FMU on September 12, 2014, Laureate financed a portion of the purchase price with promissory notes payable to the seller of BRL 250,000. These seller notes matured on September 12, 2017 and the principal and interest were fully repaid in the amount of BRL 358,606 (US $114,578 at the date of payment). The interest portion is classified in operating cash flows and included in the $39,419 of Interest paid on deferred purchase price for acquisitions on the Consolidated Statements of Cash Flows.